Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

10            Property, plant and equipment

10.1            Breakdown of balances

	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance 2021
Furniture and fixtures	10	1,169	(597)	572
Leasehold improvements	10	2,177	(1,086)	1,091
Data processing equipment	20	19,091	(9,061)	10,030
Right of use – leases	20 to 30	6,943	(3,097)	3,846
Machinery and equipment	10	408	(330)	78
Other fixed assets	10 to 20	332	(217)	115
		30,120	(14,388)	15,732

	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance 2020
Furniture and fixtures	10	1,374	(604)	770
Leasehold improvements	10	1,674	(847)	829
Data processing equipment	20	14,277	(6,229)	8,047
Right of use – leases	20 to 30	4,967	(2,347)	2,620
Machinery and equipment	10	515	(411)	104
Other fixed assets	10 to 20	309	(183)	125
		23,116	(10,621)	12,495

10.2            Changes in property, plant and equipment

	Average annual depreciation rates %	2020	Additions	Additions due to acquisitions	Disposals	Hyperinflation adjustment	Exchange variations	2021
Furniture and fixtures		1,374	31	160	(413)	22	(4)	1,169
Leasehold improvements		1,674	18	465	-	27	(7)	2,177
Data processing equipment		14,277	5,093	935	(1,024)	86	(276)	19,091
Right of use – leases		4,967	959	1,817	(800)	-	-	6,943
Machinery and equipment		515	-	1	(108)	-	-	408
Other fixed assets		309	5	26	(8)	-	-	332
Cost		23,116	6,105	3,404	(2,353)	135	(287)	30,120

Furniture and fixtures	10	(604)	(153)	-	172	(12)	-	(597)
Leasehold improvements	10	(847)	(225)	-	-	(17)	3	(1,086)
Data processing equipment	20	(6,229)	(2,860)	-	69	(73)	32	(9,061)
Right of use – leases	20 to 30	(2,347)	(2,228)	-	1,478	-	-	(3,097)
Machinery and equipment	10	(411)	(17)	-	97	-	-	(330)
Other fixed assets	10 to 20	(183)	(38)	-	4	-	-	(217)
(-) Accumulated depreciation		(10,621)	(5,521)	-	1,820	(102)	35	(14,388)

Total		12,495	585	3,404	(533)	33	(252)	15,732

	Average annual depreciation rates %	2019	Additions	Additions due to acquisitions	Disposals	Hyperinflation adjustment	Exchange variations	2020
Furniture and fixtures		1,351	6	24	(7)	5	(5)	1,374
Leasehold improvements		4,171	-	36	(2,534)	8	(7)	1,674
Data processing equipment		12,779	3,919	158	(2,589)	13	(3)	14,277
Right of use – leases		9,410	811	-	(5,254)	-	-	4,967
Machinery and equipment		517	-	-	(2)	-	-	515
Other fixed assets		298	11	-	-	-	-	309
Cost		28,526	4,747	218	(10,386)	26	(15)	23,116

Furniture and fixtures	10	(470)	(145)	-	12	(3)	2	(604)
Leasehold improvements	10	(1,220)	(397)	-	773	(5)	2	(847)
Data processing equipment	20	(6,395)	(2,412)	-	2,585	(19)	12	(6,229)
Right of use – leases	20 to 30	(2,449)	(2,969)	-	3,071	-	-	(2,347)
Machinery and equipment	10	(335)	(82)	-	6	-	-	(411)
Other fixed assets	10 to 20	(161)	(24)	-	2	-	-	(183)
(-) Accumulated depreciation		(11,030)	(6,029)	-	6,449	(27)	16	(10,621)

Total		17,496	(1,282)	218	(3,937)	(1)	1	12,495